Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2012
Assets:
Other assets	$ 3,787	$ 959
Total Assets	821,706	794,943
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	7,523	5,105
Equity	103,050	93,964		83,543
Total liabilities and equity	821,706	794,943
Income:
Total interest income	38,132	36,784
Expense:
Total interest expense	5,579	5,795
Income before income tax expense	18,023	12,863
Provision for income taxes	5,711	3,625
Net income attributable to Company	10,473	7,571
Discount on Series A preferred stock	0	1,948
Preferred stock dividend and discount accretion	1,200	1,058
Net income available to common shareholders	9,273	8,461
Cash Flows from Operating Activities
Net income	12,312	9,238
Changes in operating assets and liabilities:
(Decrease) increase in accrued interest payable and other accrued liabilities	1,041	1,164
Net cash provided by operating activities	26,530	5,391
Cash Flows from Investing Activities
Net cash used in investing activities	(47,786)	(51,685)
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net			16,300
Proceeds from exercise of stock options	114	290
Payment of dividend on preferred stock and common stock	(1,575)	(816)
Net cash provided by financing activities	11,833	15,089
(Decrease)/increase in cash and cash equivalents	(9,423)	(31,205)
Cash and Cash Equivalents, January 1,	45,661	76,866
Cash and Cash Equivalents, December 31,	36,238	45,661
Parent Company [Member]
Assets:
Cash	138	1,097
Investments in subsidiaries	116,378	106,311
Other assets	56	5
Total Assets	116,572	107,413
Liabilities and Equity:
Subordinated debentures	13,403	13,403
Other liabilities	264	294
Equity	102,905	93,716
Total liabilities and equity	116,572	107,413
Income:
Dividends from bank subsidiary	1,180	2,684
Other income	0	0
Total interest income	1,180	2,684
Expense:
Interest on subordinated debentures	251	255
Salary	80	160
Other expenses	51	100
Total interest expense	382	515
Income before income tax expense	798	2,169
Equity in undistributed income of subsidiaries	9,675	5,402
Net income attributable to Company	10,473	7,571
Discount on Series A preferred stock	0	1,948
Preferred stock dividend and discount accretion	(1,200)	1,058
Net income available to common shareholders	9,273	8,461
Cash Flows from Operating Activities
Net income	10,473	7,571
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,675)	(5,402)
Changes in operating assets and liabilities:
Increase in other assets	0	0
(Decrease) increase in accrued interest payable and other accrued liabilities	(30)	161
Net cash provided by operating activities	768	2,330
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from issuance of Series B preferred stock, net	0	18,539
Redemption of Series A preferred stock	(250)	(14,340)
Proceeds from exercise of stock options	114	290
Payment of dividend on preferred stock and common stock	(1,575)	(816)
Other, net	(16)	(4,959)
Net cash provided by financing activities	(1,727)	(1,286)
(Decrease)/increase in cash and cash equivalents	(959)	1,044
Cash and Cash Equivalents, January 1,	1,097	53
Cash and Cash Equivalents, December 31,	$ 138	$ 1,097